State Street Bank and Trust Company

Legal Services Department

One Lincoln Street, Mailstop: SFC0805

Boston, MA 02111

August 1, 2022

VIA EDGAR

U.S. Securities and Exchange Commission

Judiciary Plaza

100 F Street, N.E.

Washington, D.C. 20549

Re:	The Taiwan Fund, Inc. (the “Fund”)

File No. 811-04893

Dear Sir/Madam:

On behalf of the above referenced Fund, transmitted herewith for filing pursuant to Rule 14a-6(a) of Regulation 14A under the Securities Exchange Act of 1934 (the “1934 Act”) is a preliminary copy of the Notice and Proxy Statement to be sent to stockholders in connection with the Special Meeting of Stockholders of the Fund to be held on September 6, 2022. The close of business on August 5, 2022 is the record date for the determination of stockholders entitled to notice of and to vote at the meeting or any adjournments thereof. The meeting will be held for the following purposes:

(1)	To approve a proposed Investment Advisory Agreement between the Fund and Nomura Asset Management U.S.A. Inc.; and

(2)	To transact such other business as may properly come before the Meeting or any adjournments thereof.

Pursuant to Rule 14a-6(i)(2) of the 1934 Act, no fee is required for this filing.

If you have any questions concerning this filing, you may contact me at (617) 662-1504.

Very truly yours,

/s/ Brian F. Link
Brian F. Link
Secretary of the Fund

Enclosures